SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Cash Flow Statement [Abstract]
Schedule of Disclosure of interest and income taxes paid

	Year ended December 31
(US$ MILLIONS)	2025	2024	2023
Net interest paid (received)	$2,703	$2,883	$3,164
Net income taxes paid (received)	537	1,412	534

Schedule of Disclosure of changes in non-cash working capital
Details of “Changes in non-cash working capital, net” on the consolidated statements of cash flow are as follows:

	Year ended December 31
(US$ MILLIONS)	2025	2024	2023
Accounts and other receivable	$(852)	$(1,566)	$(1,401)
Inventory	(38)	(7)	877
Other assets	(222)	18	(760)
Accounts payable and other	1,126	1,060	1,500
Changes in non-cash working capital, net	$14	$(495)	$216

Schedule of Disclosure of reconciliation of liabilities arising from financing activities
The following table presents the change in the balance of borrowings arising from financing activities as at December 31, 2025 and 2024:

(US$ MILLIONS)	2025	2024
Balance at beginning of year	$38,862	$42,249
Cash flows	3,920	687
Non-cash changes:
Acquisitions / (dispositions) of subsidiaries	(1,071)	(448)
Foreign currency translation	1,959	(2,194)
Held for sale	(190)	(1,349)
Other changes	269	(83)
Balance at end of year	$43,749	$38,862